CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Earnings Per Share, Basic	$ (2.63)	$ (1.23)
Earnings Per Share, Diluted	$ (2.63)	$ (1.23)
Weighted Average Number of Shares Outstanding, Basic	14,295,678	10,914,574
Weighted Average Number of Shares Outstanding, Diluted	14,295,678	10,914,574